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                                                             [THE HARTFORD LOGO]

                       ANNUAL PRODUCT INFORMATION NOTICE
                              DATED APRIL 30, 2012
                                      FOR
               PUTNAM HARTFORD INHERITANCE MANAGER VARIABLE LIFE
                      PUTNAM CAPITAL MANAGER VARIABLE LIFE

We no longer file a fully updated prospectus and statement of additional information ("SAI) in a Registration Statement with the Securities and Exchange Commission for the above product. However, in order to provide you with updated information that would have been included in the updated prospectus and SAI, we are providing you this Annual Product Information Notice. This Notice updates certain information in the prospectus and statement of additional information dated May 1, 2007 for the variable life insurance product listed above. Please keep this Notice for future reference.

IMPORTANT FINANCIAL INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

We have included herein the financial statements for the Company and the Separate Account for the year ended December 31, 2011. The Company's ability to honor all guarantees under the Policy (including any Death Benefit guarantee provided by the Policy or any rider and the Fixed Account obligations) is subject to our claims-paying capabilities and/or financial strength. The financial statements of the Company should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

You should review the Company's financial statements and the Separate Account's financial statements that are included with this Notice. In addition, the Company's most recent financial statement information is available at www.hartfordinvestor.com or requests for copies can also be directed to The Hartford, P.O. Box 2999, Hartford, Connecticut 06104-2999.

1.  FUND DATA

The following amends "The Funds" section of General Contract Information portion of your prospectus:

      MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES (expressed as a percentage of average daily net assets for the year ended
                               December 31, 2011)

                                              MINIMUM          MAXIMUM
--------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES            0.46%            1.26%
(expenses that are deducted from
Underlying Fund assets,
including management fees, distribution
and/or service fees (12b-1) fees, and
other expenses.

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                       UNDERLYING FUND FEES AND EXPENSES
   (expressed as a percentage of average daily net assets for the year ended
                               December 31, 2011)

                                                         DISTRIBUTION
                                                            AND/OR                          ACQUIRED
                                                            SERVICE                         FUND FEES
                                          MANAGEMENT        (12B-1)          OTHER             AND
UNDERLYING FUND:                             FEES            FEES          EXPENSES         EXPENSES
--------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
 Putnam VT American Government Income
  Fund -- Class IA                             0.40%           N/A             0.21%             N/A
 Putnam VT Diversified Income Fund --
  Class IA                                     0.55%           N/A             0.21%             N/A
 Putnam VT Equity Income Fund --Class
  IA                                           0.48%           N/A             0.16%            0.05%
 Putnam VT George Putnam Balanced Fund
  -- Class IA                                  0.53%           N/A             0.21%             N/A
 Putnam VT Global Asset Allocation
  Fund -- Class IA                             0.60%           N/A             0.28%             N/A
 Putnam VT Global Equity Fund --Class
  IA                                           0.70%           N/A             0.22%             N/A
 Putnam VT Global Health Care Fund --
  Class IA                                     0.63%           N/A             0.21%             N/A
 Putnam VT Global Utilities Fund - -
  Class IA                                     0.63%           N/A             0.20%             N/A
 Putnam VT Growth and Income Fund --
  Class IA                                     0.48%           N/A             0.15%             N/A
 Putnam VT Growth Opportunities Fund
  -- Class IA                                  0.56%           N/A             0.41%             N/A
 Putnam VT High Yield Fund --Class IA          0.57%           N/A             0.17%             N/A
 Putnam VT Income Fund -- Class IA             0.40%           N/A             0.18%             N/A
 Putnam VT International Equity Fund
  -- Class IA                                  0.70%           N/A             0.17%             N/A
 Putnam VT International Growth Fund
  -- Class IA                                  0.93%           N/A             0.33%             N/A
 Putnam VT International Value Fund --
  Class IA                                     0.70%           N/A             0.23%             N/A
 Putnam VT Investors Fund -- Class IA          0.56%           N/A             0.17%             N/A
 Putnam VT Money Market Fund --Class
  IA                                           0.29%           N/A             0.17%             N/A
 Putnam VT Multi-Cap Growth Fund --
  Class IA                                     0.56%           N/A             0.16%             N/A
 Putnam VT Research Fund -- Class IA           0.56%           N/A             0.27%             N/A
 Putnam VT Small Cap Value Fund --
  Class IA                                     0.63%           N/A             0.15%            0.11%
 Putnam VT Voyager Fund -- Class IA            0.56%           N/A             0.16%             N/A

                                                           CONTRACTUAL
                                             TOTAL         FEE WAIVER       TOTAL ANNUAL
                                            ANNUAL           AND/OR        FUND OPERATING
                                           OPERATING         EXPENSE       EXPENSES AFTER
UNDERLYING FUND:                           EXPENSES       REIMBURSEMENT      FEE WAIVER
--------------------------------------  ---------------------------------------------------
PUTNAM VARIABLE TRUST
 Putnam VT American Government Income
  Fund -- Class IA                             0.61%             N/A             0.61%
 Putnam VT Diversified Income Fund --
  Class IA                                     0.76%             N/A             0.76%
 Putnam VT Equity Income Fund --Class
  IA                                           0.69%             N/A             0.69%
 Putnam VT George Putnam Balanced Fund
  -- Class IA                                  0.74%             N/A             0.74%
 Putnam VT Global Asset Allocation
  Fund -- Class IA                             0.88%             N/A             0.88%
 Putnam VT Global Equity Fund --Class
  IA                                           0.92%             N/A             0.92%
 Putnam VT Global Health Care Fund --
  Class IA                                     0.84%             N/A             0.84%
 Putnam VT Global Utilities Fund - -
  Class IA                                     0.83%             N/A             0.83%
 Putnam VT Growth and Income Fund --
  Class IA                                     0.63%             N/A             0.63%
 Putnam VT Growth Opportunities Fund
  -- Class IA                                  0.97%            0.11%            0.86%   (1)
 Putnam VT High Yield Fund --Class IA          0.74%             N/A             0.74%
 Putnam VT Income Fund -- Class IA             0.58%             N/A             0.58%
 Putnam VT International Equity Fund
  -- Class IA                                  0.87%             N/A             0.87%
 Putnam VT International Growth Fund
  -- Class IA                                  1.26%            0.02%            1.24%   (1)
 Putnam VT International Value Fund --
  Class IA                                     0.93%             N/A             0.93%
 Putnam VT Investors Fund -- Class IA          0.73%             N/A             0.73%
 Putnam VT Money Market Fund --Class
  IA                                           0.46%             N/A             0.46%
 Putnam VT Multi-Cap Growth Fund --
  Class IA                                     0.72%             N/A             0.72%
 Putnam VT Research Fund -- Class IA           0.83%             N/A             0.83%
 Putnam VT Small Cap Value Fund --
  Class IA                                     0.89%             N/A             0.89%
 Putnam VT Voyager Fund -- Class IA            0.72%             N/A             0.72%

NOTES

(1) Reflects Putnam Management's contractual obligation to limit certain fund expenses through April 30, 2013. This obligation may be modified or discontinued only with the approval of the Board of Trustees.

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
FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
 Putnam VT American Government Income    High current income with preservation of     Putnam Investment Management, LLC
  Fund -- Class IA                       capital as its secondary objective
 Putnam VT Diversified Income Fund --    As high a level of current income as Putnam  Putnam Investment Management, LLC
  Class IA                               Management believes is consistent with
                                         preservation of capital
 Putnam VT Equity Income Fund -- Class   Capital growth and current income            Putnam Investment Management, LLC
  IA
 Putnam VT George Putnam Balanced Fund   A balanced investment composed of a well     Putnam Investment Management, LLC
  -- Class IA                            diversified portfolio of stocks and bonds
                                         which produce both capital growth and
                                         current income
 Putnam VT Global Asset Allocation Fund  Long-term return consistent with             Putnam Investment Management, LLC
  -- Class IA                            preservation of capital                      Putnam Advisory Company, LLC
 Putnam VT Global Equity Fund -- Class   Capital appreciation                         Putnam Investment Management, LLC
  IA                                                                                  Putnam Advisory Company, LLC
 Putnam VT Global Health Care Fund --    Capital appreciation                         Putnam Investment Management, LLC
  Class IA                                                                            Putnam Advisory Company, LLC
 Putnam VT Global Utilities Fund --      Capital growth and current income            Putnam Investment Management, LLC
  Class IA                                                                            Putnam Advisory Company, LLC
 Putnam VT Growth and Income Fund --     Capital growth and current income            Putnam Investment Management, LLC
  Class IA
 Putnam VT Growth Opportunities Fund --  Capital appreciation                         Putnam Investment Management, LLC
  Class IA
 Putnam VT High Yield Fund -- Class IA   High current income. Capital growth is a     Putnam Investment Management, LLC
                                         secondary goal when consistent with
                                         achieving high current income
 Putnam VT Income Fund -- Class IA       High current income consistent with what     Putnam Investment Management, LLC
                                         Putnam Management believes to be prudent
                                         risk
 Putnam VT International Equity Fund --  Capital appreciation                         Putnam Investment Management, LLC
  Class IA                                                                            Putnam Advisory Company, LLC
 Putnam VT International Growth Fund --  Long-term capital appreciation               Putnam Investment Management, LLC
  Class IA                                                                            Putnam Advisory Company, LLC
 Putnam VT International Value Fund --   Capital growth. Current income is a          Putnam Investment Management, LLC
  Class IA                               secondary objective                          Putnam Advisory Company, LLC
 Putnam VT Investors Fund -- Class IA    Long-term growth of capital and any          Putnam Investment Management, LLC
                                         increased income that results from this
                                         growth
 Putnam VT Money Market Fund -- Class    As high a rate of current income as Putnam   Putnam Investment Management, LLC
  IA*                                    Management believes is consistent with
                                         preservation of capital and maintenance of
                                         liquidity
 Putnam VT Multi-Cap Growth Fund --      Long-term capital appreciation               Putnam Investment Management, LLC
  Class IA
 Putnam VT Research Fund -- Class IA     Capital appreciation                         Putnam Investment Management, LLC
                                                                                      Putnam Advisory Company, LLC
 Putnam VT Small Cap Value Fund --       Capital appreciation                         Putnam Investment Management, LLC
  Class IA
 Putnam VT Voyager Fund -- Class IA      Capital appreciation                         Putnam Investment Management, LLC

* In a low interest rate environment, yields for money market funds, after deduction of Policy charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Policy Value to a money market Sub-Account or participate in an Asset Allocation Program where Policy Value is allocated to a money market Sub-Account, that portion of your Policy Value may decrease in value.

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2.  FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES

The following updates the "Fees We Receive from Funds and Related Parties" under the ABOUT US section of the prospectus:

For the fiscal year ended December 31, 2011, revenue sharing (administrative service payments and/or Rule 12b-1 fees received from Fund complexes (or affiliated entities)), did not exceed: $5.8 million (excluding indirect benefits received by offering HLS Funds as investment options).

3.  POLICY LIMITATIONS

The following applies to the "Policy Limitations" under the YOUR POLICY section of the prospectus:

There are some restrictions on your ability to make sub-account transfers. These include: a) one sub-account transfer request each day; b) a total of 20 sub-account transfers each Calendar Year (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet, telephone, same day mail or courier service; and
c) policies designed by the Underlying Funds to restrict excessive sub-account transfers. Please refer to the May 1, 2007 version of the prospectus for more information or contact Us.

4.  ADDITIONAL PAYMENTS

The following updates the "Additional Payment" section under HOW POLICIES ARE SOLD in the prospectus:

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of additional payments to, among other things encourage the sale of this Policy. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

For the year ended December 31, 2011, Hartford and its affiliates paid approximately $3,400,000 in Additional Payments to Financial Intermediaries in conjunction with the promotion and support of individual life policies.

In addition, for the year ended December 31, 2011, Hartford, HESCO and their affiliates, Hartford Life and Annuity Insurance Company, paid $4,600,000 in Additional Payments to an affiliated Financial Intermediary, Woodbury Financial Services, Inc. (an indirect wholly owned subsidiary of Hartford).

5.  LEGAL PROCEEDINGS

The following updates the "Legal Proceedings" section of the prospectus:

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

ADDITIONAL INFORMATION AND CONTACTING THE HARTFORD

In addition to this Annual Product Information Notice, each year you receive the financial statements of the issuing company and the separate account. You will receive the underlying fund prospectuses with the confirmation statement of any fund transaction that you make throughout the year. You can also obtain fund prospectuses: 1) from our website at www.hartfordinvestor.com; 2) by calling your registered representative; or 3) by calling Hartford at 1-800-231-5453. You will receive each underlying fund's annual and semi-annual reports that you are invested in as well as quarterly and annual policy statements. For performance and other policy information, visit our website at www.hartfordinvestor.com or call our customer service representatives at 1-800-231-5453. Our mailing address is the Individual Life Operations Center at The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.

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